Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Chemours Co
Entity Central Index Key	0001627223
Document Type	S-4
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2015